ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS	12 Months Ended
Dec. 31, 2017
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS
NOTE 21       -       ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS

Since the initial listing of the Company on NASDAQ in the United States of America in 1993, the Company utilized US GAAP reports (prior to 2007 Israeli GAAP reconciled to US GAAP) in the preparation of its financial statements.

As many of the Company’s investors and analysts are located in Israel and in Europe and are familiar with and use the International Financial Reporting Standards rules (“IFRS”), the Company provides on a voluntary basis a reconciliation from US GAAP to IFRS as detailed below (condensed balance sheet, condensed statement of operations and additional information). IFRS differs in certain significant aspects from US GAAP. The primary differences between US GAAP and IFRS relating to the Company are the accounting for goodwill, financial instruments, pension plans and termination benefits.

A.	Goodwill

Adjustment arising from goodwill of a subsidiary acquired in 2008.

The purchase consideration was paid in Tower’s ordinary shares.  Under US GAAP, the consideration was measured according to Tower's share price at the transaction announcement date. Under IFRS, the consideration was measured according to Tower's share price at closing date. Accordingly, a lower purchase consideration was measured under IFRS than the purchase consideration measured under US GAAP. Consequently, no purchase price was allocated to goodwill under IFRS.

B.	Financial Instruments

Adjustments arising from allocation of proceeds from issuance of convertible debentures and warrants to liabilities and equity and the subsequent measurement of such liabilities.

The adjustment stems primarily from a convertible debt security sold by Tower in 2010, with a conversion ratio that was determined in the third quarter of 2012 based on Tower's share price as of such date. Under ASC 815 and ASC 470-20, the related conversion feature was measured in the third quarter of 2012 based on its intrinsic value and recorded to equity, with a corresponding discount on the debt instrument. Under IAS 39, such conversion feature was bifurcated from its host contract at the date of issuance and measured as a liability at fair value at each cut-off date until the date of determination of the related conversion ratio, at which date such conversion feature was classified to equity.

C.	Pension Plans

Adjustments arising from defined benefit pension arrangements.

Under ASC 715, prior years’ service cost, as well as actuarial gains and losses, are recorded in accumulated other comprehensive income, and amortized to the profit and loss statement over time. Under IAS 19, prior years’ service cost is recorded to the profit and loss statement in the period in which the underlying change was executed, while actuarial gains and losses, at the Company's election, are recorded directly to retained earnings with no impact on the profit and loss statement.

D.	Termination Benefits

Adjustment arising from benefit to be granted to certain of the Company’s employees upon termination.

Under IAS 19, such benefits are not reflected in the Company's financial statements until termination occurs. Under ASC 712, such benefits are recorded in earlier periods based on probability of occurrence.

E.	Condensed Balance Sheet in Accordance with IFRS:

	As of December 31, 2017
	US GAAP	Adjustments	IFRS
ASSETS
Current assets	$874,332	$--	$874,332
Property and equipment, net	635,124	--	635,124
Long-term assets	164,183	(7,000)	157,183
Total assets	$1, 673,639	$(7,000)	$1, 666,639
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$302,373	$--	$302,373
Long-term liabilities	341,560	(1,152)	340,408
Total liabilities	643,933	(1,152)	642,781
TOTAL SHAREHOLDERS’ EQUITY	1,029,706	(5,848)	1,023,858
Total liabilities and shareholders' equity	$1, 673,639	$(7,000)	$1, 666,639

F.	Condensed Statement of Operations in Accordance with IFRS:

	Year ended December 31, 2017
	US GAAP	Adjustments	IFRS
OPERATING PROFIT	$219,842	$(531)	$219,311
Interest expenses, net	(7,840)	--	(7,840)
Other financing expense, net	(7,607)	52	(7,555)
Other expense, net	(2,627)	--	(2,627)
Profit before income tax	201,768	(479)	201,289
Income tax benefit	99,888	--	99,888
NET PROFIT	301,656	(479)	301,177
Net income attributable to non-controlling interest	(3,645)	--	(3,645)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$298,011	$(479)	$297,532

G.	Reconciliation of Net Profit (Loss) from US GAAP to IFRS:

	Year ended December 31,
	2017	2016	2015
Net profit (loss) in accordance with US GAAP	$298,011	$203,924	$(29,647)
Financial instruments	52	143	73,770
Pension plans	(308)	(206)	(705)
Termination benefits	(223)	13	(45)
Net profit in accordance with IFRS	$297,532	$203,874	$43,373

H.	Reconciliation of Shareholders’ Equity from US GAAP to IFRS:

	As of December 31,
	2017	2016
Shareholders’ equity in accordance with US GAAP	$1,029,706	$682,614
Financial instruments	(185)	(237)
Termination benefits	1,337	1,560
Goodwill	(7,000)	(7,000)
Shareholders’ equity in accordance with IFRS	$1,023,858	$676,937

I.	Reconciliation of Goodwill from US GAAP to IFRS:

	As of December 31,
	2017	2016
Goodwill in accordance with US GAAP	$7,000	$7,000
Goodwill	(7,000)	(7,000)
Goodwill in accordance with IFRS	$--	$--

  J.           Reconciliation of Current Maturities of Loans, Leases and

        Debentures from US GAAP to IFRS:

	As of December 31,
	2017	2016
Current maturities of loans, leases and debentures in accordance with US GAAP	$105,958	$48,084
Financial instruments	185	--
Current maturities of loans, leases and debentures in accordance with IFRS	$106,143	$48,084

K.	Reconciliation of Long-Term Debentures from US GAAP to IFRS:

	As of December 31,
	2017	2016
Long-term debentures in accordance with US GAAP	$128,368	$162,981
Financial instruments	--	237
Long-term debentures in accordance with IFRS	$128,368	$163,218

L.	Reconciliation of Long-Term Employee Related Liabilities from US GAAP to IFRS:

	As of December 31,
	2017	2016
Long-term employee related liabilities in accordance with US GAAP	$14,662	$14,176
Termination benefits	(1,337)	(1,560)
Long-term employee related liabilities in accordance with IFRS	$13,325	$12,616